Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,677,300
Previously Paid Amount	0.00
Total Fee Amount	5,309.09
Total Offset Amount	0.00
Net Fee	5,309.09
Narrative - Max Aggregate Offering Price	$ 34,677,300
Final Prospectus	true